As filed with the Securities and Exchange
Commission on October 21, 2011
1933 Act File No. 33-12947
1940 Act File No. 811-05079

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 36
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 37
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK TAX-EXEMPT SERIES FUND
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MA 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of October, 2011.

JOHN HANCOCK TAX-EXEMPT SERIES FUND
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	/s/ Keith F. Hartstein	President and	October 21, 2011
	Keith F. Hartstein	Chief Executive Officer

	/s/ Charles A. Rizzo	Chief Financial Officer (Principal Financial	October 21, 2011
	Charles A. Rizzo	Officer and Principal Accounting Officer)

	/s/ James F. Carlin*	Trustee	October 21, 2011

James F. Carlin

	/s/ William H. Cunningham*	Trustee	October 21, 2011

William H. Cunningham

	/s/ Deborah C. Jackson*	Trustee	October 21, 2011

Deborah C. Jackson

	/s/ Charles L. Ladner*	Trustee	October 21, 2011

Charles L. Ladner

	/s/ Stanley Martin*	Trustee	October 21, 2011

Stanley Martin

	/s/ Patti McGill Peterson*	Trustee	October 21, 2011

Patti McGill Peterson

	/s/ Hugh McHaffie*	Trustee	October 21, 2011

Hugh McHaffie

	/s/ John A. Moore*	Trustee	October 21, 2011

John A. Moore

	/s/ Steven R. Pruchansky*	Trustee	October 21, 2011

Steven R. Pruchansky

	/s/ Gregory A. Russo*	Trustee	October 21, 2011

Gregory A. Russo

	/s/ John G. Vrysen*	Trustee	October 21, 2011

John G. Vrysen

*By: Power of Attorney

By:	/s/ Nicholas J. Kolokithas		October 21, 2011

Nicholas J. Kolokithas Attorney-in-Fact

*	Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 35 on September 26, 2011

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document